Significant accounting policies - Leases (Details)	12 Months Ended
Dec. 31, 2022
Buildings | Minimum
Leases
Right of use assets estimated useful life	1 year 6 months
Buildings | Maximum
Leases
Right of use assets estimated useful life	10 years
Factory, office and other equipment | Minimum
Leases
Right of use assets estimated useful life	2 years
Factory, office and other equipment | Maximum
Leases
Right of use assets estimated useful life	3 years